Long-Term Debt, net	6 Months Ended
Jun. 30, 2018
Long-Term Debt, net
Long-Term Debt, net

9Long-Term Debt, net

Company’s long-term debt, net as of June 30, 2018 and December 31, 2017 consisted of the following (in thousands):

Credit Facility	Balance as of June 30, 2018	Balance as of December 31, 2017
The Royal Bank of Scotland	630,405	$634,864
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	616,361	622,851
The Export-Import Bank of Korea & ABN Amro	17,484	23,109
Deutsche Bank	152,998	156,062
Citibank	113,957	117,316
Credit Suisse	171,783	176,189
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	195,603	199,302
EnTrustPermal-Credit Suisse-CitiGroup	213,580	220,689
The Royal Bank of Scotland (January 2011 Credit Facility)	24,316	24,316
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	17,205	17,205
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	8,771	8,771
Sinosure CEXIM-Citibank-ABN Amro Credit Facility	71,190	81,360
Citibank—Eurobank Credit Facility (January 2011 Credit Facility)	37,645	37,645
Comprehensive Financing Plan exit fees accrued	22,583	21,099

Total long-term debt	$2,293,881	$2,340,778

Less: Deferred finance costs, net	(6,063)	(11,177)
Less: Current portion	(134,861)	$(2,329,601)

Total long-term debt net of current portion and deferred finance cost	$2,152,957	—

All floating rate loans discussed above are collateralized by first and second preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels and the corporate guarantee of Danaos Corporation.

As of June 30, 2018, there was no remaining borrowing availability under the Company’s credit facilities.

New Credit Facilities

On June 19, 2018, the Company entered into a debt refinancing agreement with certain of its lenders holding debt of $2.2 billion maturing by December 31, 2018, for a debt refinancing (the “Refinancing”) which was consummated on August 10, 2018 (the “Closing Date”).  See Note “15”, “Subsequent Events.”   The Refinancing involved a debt reduction of approximately $551 million, the resetting of financial and other covenants, modified interest rates and amortization profiles and an extension of existing debt maturities by approximately five years to December 31, 2023, or in some cases to June 30, 2024. Additionally, the Company issued an aggregate of 99,342,271 shares of common stock to certain of its lenders. The Company’s largest stockholder, Danaos Investment Limited as Trustee of the 883 Trust (“DIL”), contributed $10 million to the Company on the Closing Date, for which DIL did not receive any shares of common stock or other interests in the Company. Prior to the consummation of this agreement, the Company classified all of its long-term debt, net of deferred finance costs as current.

On July 31, 2018, as part of the Refinancing the Company entered into new credit facilities for an aggregate principal amount of approximately $1.6 billion due December 31, 2023 through an amendment and restatement or replacement of existing credit facilities. The new credit facilities provide for quarterly fixed and variable amortization payments, together representing approximately 85% of actual free cash flows from the relevant vessels securing such credit facilities (calculated on a generally consistent basis to the Company’s 2011 Restructuring Agreement), subject to certain adjustments. The new credit facilities have maturity dates of December 31, 2023 (or in some cases as indicated below, June 30, 2024). The interest rate payable under the new credit facilities is LIBOR+2.50% (subject to a 0% floor), with subordinated tranches of two credit facilities incurring additional PIK interest of 4.00%, compounded quarterly, payable in respect of approximately $282 million principal amount thereunder, which tranches have maturity dates of June 30, 2024.

The new credit facilities contain financial covenants requiring the Company to maintain: (i) minimum collateral to loan value coverage on a charter-free basis increasing from 57.0% as of December 31, 2018 to 100% as of September 30, 2023 and thereafter, (ii) minimum collateral to loan value coverage on a charter-attached basis increasing from 69.5% as of December 31, 2018 to 100% as of September 30, 2023 and thereafter, (iii) minimum liquidity of $30 million throughout the term of the new credit facilities, (iv) maximum consolidated net leverage ratio, declining from 7.50x as of December 31, 2018 to 5.50x as of September 30, 2023 and thereafter, (v) minimum interest coverage ratio of 2.50x throughout the term of the new credit facilities and (vi) minimum consolidated market value adjusted net worth increasing from negative $510 million as of December 31, 2018 to $60 million as of September 30, 2023 and thereafter.

The new credit facilities  contain certain restrictive covenants and customary events of default, including those relating to cross-acceleration and cross-defaults to other indebtedness, non-compliance, or repudiation of security documents, material adverse changes to the Company’s business, the Company’s common stock ceasing to be listed on the NYSE (or another recognized stock exchange), foreclosure on a vessel in the Company’s fleet, a change in control of the Manager, a breach of the management agreement by the Manager and a material breach of a charter by a charterer or cancellation of a charter (unless replaced with a similar charter acceptable to the lenders) for the vessels securing the respective new credit facilities. Each of the new credit facilities is secured by customary shipping industry collateral, including vessel mortgages, earnings accounts, the Company’s investments in ZIM and Hyundai Marine Securities and stock pledges and to benefit from corporate guarantees.

Sinosure-CEXIM credit facility and KEXIM-ABN AMRO credit facility

On the Closing Date the Company amended and restated the Sinosure-CEXIM credit facility, dated as of February 21, 2011, under which $71.2 million was outstanding as of June 30, 2018, primarily to align its financial covenants with those contained in the new credit facilities and provide second lien collateral to lenders under certain of the new credit facilities.

On June 27, 2018, the Company gave notice to the lenders under the KEXIM ABN-AMRO credit facility and fully repaid $17.5 million outstanding under this facility on July 20, 2018.

After giving effect to the debt refinancing consummated on August 10, 2018, scheduled debt maturities of long-term debt subsequent to June 30, 2018 are as follows (in thousands):

Payments due by period ended	Fixed principal repayments	Variable principal repayments	Final payments due by June 30, 2024*	Total principal payments
June 30, 2019	$114,606	$20,255	—	$134,861
June 30, 2020	113,360	28,234	—	141,594
June 30, 2021	118,852	24,431	—	143,283
June 30, 2022	105,927	32,685	—	138,612
June 30, 2023	85,222	57,939	—	143,161
June 30, 2024	35,879	89,610	$1,444,298	1,569,787

Total long-term debt	$573,846	$253,154	$1,444,298	$2,271,298

* The final payments due by June 30, 2024, include the unamortized remaining principal debt balances under the new credit facilities, as such amount will be determinable following the fixed and variable amortization.

As a result of a decrease in operating income of the Company and the charter attached value of certain of the Company’s vessels caused mainly by the loss of contractual revenue from Hanjin Shipping, in 2016, the Company was in breach of the minimum security cover, consolidated net leverage and consolidated net worth financial covenants related to its loan facilities as of June 30, 2018 and December 31, 2017. The Company was also in default of the principal repayment under the 2011 Restructuring Agreement amounting to $37,589 thousand, which was due on May 15, 2018. These breaches and defaults were addressed by the Refinancing consummated on August 10, 2018.

The Company incurred $29.7 million and $5.2 million of professional fees related to the refinancing discussions with its lenders reported under “Other income/(expenses), net” in the accompanying condensed consolidated statements of income for the six months ended June 30, 2018 and 2017, respectively.